Inventories	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Inventory Disclosure [Abstract]
Inventories
3. Inventories
The major components of inventories as of April 2, 2022 and January 1, 2022 are as follows:

	April 2,	January 1,
	2022	2022

Raw materials	$46,195	$41,834
Work-in-process	772	671
Finished goods	17,259	14,091

	$64,226	$56,596

3. Inventories
The major components of inventories are detailed below at:

	January 1,	December 26,
	2022	2020
Raw materials	$41,834	$17,432
Work-in-process	671	637
Finished goods	14,091	7,213

	$56,596	$25,282